Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	34 Months Ended	44 Months Ended	50 Months Ended	53 Months Ended	60 Months Ended	62 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Conservative Allocation Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	14.12%						2.08%		3.20%
Conservative Allocation Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	13.26%						1.31%		2.42%
Moderate Allocation Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	17.42%						3.88%		4.75%
Moderate Allocation Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	16.51%						3.11%		3.97%
Aggressive Allocation Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	20.11%						5.10%		5.83%
Aggressive Allocation Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	19.28%						4.33%		5.05%
Diversified Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%						4.91%		6.04%
Diversified Income Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	12.74%						4.15%		5.27%
Tax-Free Virginia Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	7.21%						0.05%		1.23%
Tax-Free National Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	6.66%						0.43%		1.56%
High Quality Bond Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	7.20%						0.47%		1.05%
High Quality Bond Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%	0.91%
Core Bond Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	10.48%						0.04%		1.42%
Core Bond Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%						0.31%		1.69%
Core Bond Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	10.86%			(1.32%)
Core Bond Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	10.95%	(0.80%)
Covered Call & Equity Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	11.01%						11.37%		7.14%
Covered Call & Equity Income Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%						10.58%		6.37%
Covered Call & Equity Income Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	11.32%						11.67%		7.42%
Covered Call & Equity Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	11.33%	7.88%
Covered Call & Equity Income Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%						11.82%		7.57%
Dividend Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	21.41%					10.04%
Dividend Income Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	21.65%						7.76%		9.02%
Dividend Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	21.84%				8.93%
Dividend Income Fund Cass R6
Average Annual Return [Line Items]
Average Annual Return, Percent	21.88%	4.01%
Investors Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	29.08%						12.75%		12.31%
Investors Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	29.43%						13.05%		12.59%
Investors Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	29.51%				13.57%
Investors Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	29.66%						13.24%		12.80%
Sustainable Equity Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	31.51%		4.53%
Sustainable Equity Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	31.50%		4.60%
Mid Cap Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	25.43%						10.53%		10.86%
Mid Cap Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	25.97%						11.02%		11.32%
Mid Cap Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	26.09%				13.65%
Mid Cap Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	26.18%						11.23%		11.57%
Small Cap Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	37.67%						9.76%	10.62%
Small Cap Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	38.06%						10.03%		7.43%
Small Cap Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	38.24%			3.47%
Small Cap Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	38.27%	4.63%
International Stock Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	18.51%						1.16%		1.85%
International Stock Fund Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%						1.42%		2.11%
With Sales Loads [Member] | Conservative Allocation Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	7.51%						0.87%		2.59%
With Sales Loads [Member] | Moderate Allocation Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	10.69%						2.65%		4.13%
With Sales Loads [Member] | Aggressive Allocation Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.25%						3.87%		5.21%
With Sales Loads [Member] | Diversified Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%						3.68%		5.42%
With Sales Loads [Member] | Core Bond Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.48%						(0.87%)		0.95%
With Sales Loads [Member] | Covered Call & Equity Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%						10.06%		6.51%
With Sales Loads [Member] | Dividend Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%					8.57%
With Sales Loads [Member] | Investors Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	21.67%						11.42%		11.65%
With Sales Loads [Member] | Mid Cap Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	18.24%						9.22%		10.20%
With Sales Loads [Member] | Small Cap Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	29.79%						8.46%	9.36%
With Sales Loads [Member] | International Stock Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	11.74%						(0.03%)		1.25%
Conservative Allocation Fund Custom Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.26%						4.16%		4.68%
I C E Bof A U S Corp Govt And Mtg Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.58%						(0.29%)		1.50%
Moderate Allocation Fund Custom Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.03%						7.23%		6.86%
S And P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%	12.22%	8.23%		14.17%	17.07%	15.27%		13.00%
Aggressive Allocation Fund Custom Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.80%						9.62%		8.54%
Madison D I Fund Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.69%						7.55%		7.38%
I C E Bof A 122 Yr Municipal Securities Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%						1.21%		2.19%
Bloomberg U S Intermediate Govt Or Credit A Plus Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%						0.67%		1.51%
Bloomberg U S Intermediate Govt Credit A Plus Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	0.40%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(1.27%)		(1.65%)			(0.23%)		1.49%
C B O E S And P 500 Buy Write B X M P R U S D [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.52%	5.60%					6.05%		6.39%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.98%	8.14%			13.39%	14.45%	10.14%		9.25%
Lipper Equity Income Funds Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.06%	8.41%			12.62%	13.85%	10.46%		9.25%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.39%				11.82%		10.94%		9.80%
Russell2000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.07%	4.20%		1.31%			8.50%	9.20%
Russell2500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.08%	5.04%		3.75%			9.81%	10.25%
Russell2000 Four Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent									7.94%
Russell2500 Four Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent									8.92%
M S C I A C W I Ex U S A N R U S D [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%						5.78%		4.79%